INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Loss carryforwards	$ 15,460,597
Loss carryforwards, expiration date	Dec. 31, 2033
Total of all deferred tax assets	$ 4,700,750	$ 5,911,000
Total of the deferred tax assets related to goodwill	1,575,232	1,064,124
Valuation allowance	4,700,750	5,911,000
Change in valuation allowance	$ 1,210,250	$ 568,016